Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	4 Months Ended		10 Months Ended
	Jan. 26, 2022	Jul. 02, 2021	Jun. 29, 2021	Mar. 02, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000				$ 25,000
Common stock shares outstanding						43,686			10,000
Repayments of Related Party Debt									$ 87,640
Repayment of advances from related party						$ 0			87,640
Stock based compensation expense						$ 0			$ 0
Director [Member]
Related Party Transaction [Line Items]
Number of shares granted							30,000	30,000
Fair value of shares granted							$ 214,160	$ 214,160
Share price							$ 7.14	$ 7.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							30,000	30,000
Share based Compensation Arrangement By Share based Payment Award Options Granted In Period Fair Value							$ 214,160	$ 214,160
Founder [Member] | Independent directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues						30,000			30,000
PIPE Investors [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction	16,200,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding						6,250,000	6,250,000	6,250,000	6,250,000
Shares no longer subject to forfeiture						750,000	750,000	750,000
Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value				$ 25,000
Stock shares issued during the period for services shares				5,750,000
Stock Issued During Period, Shares, New Issues			575,000
Common stock shares outstanding			6,325,000
Common Stock, Shares, Subject to Forfeiture						825,000			825,000
Share based compensation shares forfeited during the period						75,000	75,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding						640,000			640,000
Common Class A [Member] | PIPE Investors [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction						$ 135,400,000
Sale of stock, number of shares issued in transaction						13,540,000
Common Class A [Member] | SC Master Holdings, LLC [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction						10,000,000
Common Class A [Member] | Averill Master Fund, Ltd [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction						3,540,000
Administration And Support Services [Member]
Related Party Transaction [Line Items]
Selling general and administrative expenses from transactions with related party						$ 30,000
Administration And Support Services [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month						12		$ 10,000	$ 12
Selling general and administrative expenses from transactions with related party									60,000
Selling general and administrative expenses accrued from transactions with related party									60,000
Advance From Related Party Loan [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties						$ 33,686	$ 97,640	$ 97,640
Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 300,000
Debt instrument face value				$ 300,000
Working Capital Loans [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Parties									$ 0
Restriction On Transfer Of Sponsor Shares [Member] | Common Class B [Member] | Founder [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price						20 days			20 days
Number of consecutive trading days for determining the share price						30 days	30 days
Waiting period after which the share trading days are considered						150 days			150 days